Acquisitions (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Schedule of Purchase Price Allocation
The following summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition ($ in millions):

	2014	2013	2012
Trade accounts receivable	$196.4	$84.8	$100.5
Inventories	174.0	10.4	91.8
Property, plant and equipment	91.0	45.7	85.8
Goodwill	1,643.6	517.5	874.5
Other intangible assets, primarily customer relationships, trade names and technology	1,658.2	334.3	701.8
In-process research and development	56.0	—	61.5
Trade accounts payable	(54.7)	(22.5)	(49.0)
Other assets and liabilities, net	(497.6)	(66.2)	(259.1)
Assumed debt	(138.5)	(21.2)	—
Attributable to non-controlling interest	—	(0.3)	(0.1)
Net cash consideration	$3,128.4	$882.5	$1,607.7

Fair Values Of The Assets Acquired And Liabilities Assumed
The following summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition for the individually significant acquisition in 2014 discussed above, and all of the other 2014 acquisitions as a group ($ in millions):

	Nobel Biocare	Others	Total
Trade accounts receivable	$124.9	$71.5	$196.4
Inventories	69.0	105.0	174.0
Property, plant and equipment	59.4	31.6	91.0
Goodwill	1,013.6	630.0	1,643.6
Other intangible assets, primarily customer relationships, trade names and technology	1,049.3	608.9	1,658.2
In-process research and development	—	56.0	56.0
Trade accounts payable	(30.8)	(23.9)	(54.7)
Other assets and liabilities, net	(291.0)	(206.6)	(497.6)
Assumed debt	(132.7)	(5.8)	(138.5)
Net cash consideration	$1,861.7	$1,266.7	$3,128.4

Results Of Operations If Acquisition Was Consummated
The unaudited pro forma information for the periods set forth below gives effect to the 2014 and 2013 acquisitions as if they had occurred as of January 1, 2013. The pro forma information is presented for informational purposes only and is not necessarily indicative of the results of operations that actually would have been achieved had the acquisitions been consummated as of that time ($ in millions except per share amounts):

	2014	2013
Sales	$20,151.4	$19,611.7
Net earnings from continuing operations	2,577.0	2,586.4
Diluted net earnings per share from continuing operations	3.60	3.64